Related party transactions (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Amount due to a related party		$ 243,788
Xiamen Xiqi Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due to a related party		$ 243,788